Description of Business, Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Line Items]
Useful Lives and Depreciation Methods of Property and Equipment
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Computer equipment and software	3 - 5 years
Furniture and equipment	3 - 5 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Land	Not depreciated

Schedule of Earnings Per Share, Basic and Diluted
Basic net loss per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net loss per share for the years ended March 31, 2025, 2024 and 2023 is presented below:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Lionsgate Studios Corp. shareholders	$(128.5)	$(93.5)	$(0.3)
Recovery (accretion) of redeemable noncontrolling interest	5.0	(11.9)	—

Net loss attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest	$(123.5)	$(105.4)	$(0.3)

Denominator:
Weighted average common shares outstanding	284.6	253.4	253.4

Basic and diluted net loss per common share	$(0.43)	$(0.42)	$0.00

Anti-dilutive Shares Issuable
Additionally, for the years ended March 31, 2025, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net loss per common share because they are contingently issuable upon certain vesting criteria that have not been met as of the reporting period.

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
SEAC Sponsor Options	2.2	—	—

LIONS GATE ENTERTAINMENT CORP [Member]
Accounting Policies [Line Items]
Useful Lives and Depreciation Methods of Property and Equipment	Depreciation is provided for on a straight line basis over the following useful lives:

Distribution equipment	3 - 7 years
Computer equipment and software	3 - 5 years
Furniture and equipment	5 - 7 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Land	Not depreciated

Schedule of Earnings Per Share, Basic and Diluted
Basic net loss per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net loss per share for the years ended March 31, 2025, 2024 and 2023 is presented below:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Old Lions Gate Entertainment Corp. shareholders	$(362.0)	$(1,102.9)	$(2,010.2)
Recovery (accretion) of redeemable noncontrolling interest	5.0	(11.9)	—

Net loss attributable to Old Lions Gate Entertainment Corp. shareholders after recovery (accretion) of redeemable noncontrolling interest	$(357.0)	$(1,114.8)	$(2,010.2)

Denominator:
Weighted average common shares outstanding	238.9	233.6	227.9

Basic and diluted net loss per common share	$(1.49)	$(4.77)	$(8.82)

Anti-dilutive Shares Issuable
Additionally, for the years ended March 31, 2025, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net loss per common share because their inclusion would have had an anti-dilutive effect regardless of net income or loss in the period.

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Anti-dilutive shares issuable
Share purchase options	16.8	17.1	23.0
Restricted share units	3.0	1.9	2.2
Other issuable shares	4.2	4.2	3.5

Total weighted average anti-dilutive shares issuable excluded from diluted net loss per common share	24.0	23.2	28.7